Property and Equipment, Net - Schedule of Property and Equipment, Net (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Cost:
Total cost	¥ 192,152,566		¥ 192,204,583
Less: Accumulated depreciation	(44,902,512)		(40,654,997)
Property and equipment, net	147,250,054	$ 20,173,175	151,549,586
Buildings [Member]
Cost:
Total cost	184,813,833		184,813,833
Electronic devices and other general equipment [Member]
Cost:
Total cost	4,220,664		3,922,582
Leasehold improvements [Member]
Cost:
Total cost	¥ 3,118,069		¥ 3,468,168